Employee compensation and benefits - HSBC Holdings (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 USD ($) employee	Dec. 31, 2019 USD ($) employee	Dec. 31, 2018 USD ($) employee
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 18,076	$ 18,002	$ 17,373
Average number of employees | employee	239,712	247,055	242,850
HSBC Holdings
Disclosure of defined benefit plans [line items]
Employee compensation and benefits | $	$ 56	$ 37	$ 37
Average number of employees | employee	59	60